Debt - Additional Information (Details) € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 28, 2021 USD ($)	Jun. 28, 2021 EUR (€)
Debt Instrument [Line Items]
Term loan					$ 628,000	€ 435,000
Repayment of loans and borrowings	$ 60,885	$ 1,155,743
Debt Instrument, Principal payment	2,547	0
Line of credit	50,000		$ 50,000
Debt issuance costs	40,546		38,302
Interest expense	25,956	62,369
amortization expense on deferred debt issuance costs	3,702	$ 24,707
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit	50,000
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued					400,000	435,000
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed					1,018,000	710,000
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance					305,000
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	20,000		28,423
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan			390,000		$ 390,000
Debt issuance costs	6,261
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €				€ 275,000		€ 275,000
Letter Of Credit [Member]
Debt Instrument [Line Items]
Letter of Credit	$ 140,714		$ 171,392
Percentage of reporting date exceeds of total new revolving credit facility	40.00%
First lien debt ratio, description	First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
Letter Of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien debt ratio	0.075
Letter Of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien debt ratio	0.010